Parent Entity Financial Information - Summary of Parent Entity Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	$ 136,548	$ 62,522
Total Assets	733,602	652,115
Current Liabilities	90,143	44,331
Total Liabilities	184,276	171,063
Equity
Issued Capital	1,051,450	910,405
Reserves
(Accumulated losses)/retained earnings	(548,758)	(469,991)
Total Equity	549,326	481,052	$ 546,008	$ 516,766
Loss for the period	(77,940)	(89,799)	(35,290)
Total comprehensive loss for the period	(77,240)	(89,940)	$ (35,869)
Parent
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	22,715	6,723
Total Assets	775,407	643,708
Current Liabilities	11,765	5,792
Total Liabilities	17,278	5,878
Equity
Issued Capital	1,051,450	910,405
Reserves
Foreign Currency Translation Reserve	(216,440)	(209,207)
Share Options Reserve	69,695	65,379
(Accumulated losses)/retained earnings	(146,576)	(128,747)
Total Equity	758,129	637,830
Loss for the period	(16,981)	(23,094)
Total comprehensive loss for the period	$ (16,981)	$ (23,094)